UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [X];            Amendment Number:   1
                                                          ----
This Amendment (Check only one.):       [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------
Address:   1346 South Third Street
           ------------------------------------------------
           Louisville, Kentucky  40208
           ------------------------------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           -----------------
Title:     President
           -----------------
Phone:     (502) 636-5282
           -----------------
Signature, Place, and Date of Signing:

\s\                         Louisville, Kentucky         February, 17, 2000
-----------------------    ----------------------        ------------------
[Signature]                 [City, State]                      [Date]

Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File NumberName

28- _________________     __________________-  [Repeat as necessary.]



NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    None
                                                  -------------
Form 13F Information Table Entry Total:               143
                                                  -------------
Form 13F Information Table Value Total:             $ 162,225
                                                  -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.       Form 13F File Number           Name

 ____      28-1718_________________                 __________________________

 [Repeat as necessary.]


NONE


                                THE SACHS COMPANY
                                    FORM 13F


                                                                INVESTMENT DISCRETION                    --VOTING POWER--
                                          MARKET VALUE     SHARES /      SOLE  SHARED OTHER             SOLE   SHARED    OTHER
                                          ------------    --------       ----  -----  -----             ----   ------    ----
NAME OF ISSUER               CUSIP          (x$1000)      PAR VALUE      (A)    (B)    (C)   MANAGER    (A)     (B)       (C)
--------------               ------       ------------    ---------      ---   -----  ----   -------    ----   ------    ----


ABBOTT LABORATORIES          002824100       595,525        16,400      16,400                                          16,400
ABIOMED INC                  003654100       861,787        23,450      23,450                                          23,450
AEGON NV                     007924103     1,397,260        14,631      14,631                                          14,631
AIR PRODUCTS & CHEMIC        009158106       243,261         7,248       7,248                                           7,248
AIRTRAN HOLDINGS INC         00949P108        67,969        15,000      15,000                                          15,000
AMERICA ONLINE INC           02364J104       319,434         4,210       4,210                                           4,210
AMERICAN EXPRESS CO          025816109     4,233,556        25,465      25,465                                          25,465
ANALOG DEVICES INC           032654105       930,000        10,000      10,000                                          10,000
APPLE COMPUTER INC           037833100       205,625         2,000       2,000                                           2,000
AREA BANCSHARES CORP         039872106       475,300        19,400      19,400                                          19,400
AT HOME CORP                 045919107     3,717,691        86,710      86,710                                          86,710
AT&T CORP                    001957109     1,117,875        22,000      22,000                                          22,000
ATLANTIC RICHFIELD CO        048825103       362,694         4,193       4,193                                           4,193
AUTOMATIC DATA PROCES        053015103       204,725         3,800       3,800                                           3,800
BANK OF AMERICA              060505104       610,431        12,163      12,163                                          12,163
BANK ONE CORP                06423A103     1,552,128        48,504      48,504                                          48,504
BARCLAYS BK PLC PFD D        06738C802       308,100        11,850      11,850                                          11,850
BARCLAYS BK PLC PFD E        06738C836       490,875        22,000      22,000                                          22,000
BARNES & NOBLE INC           067774109     2,015,063        97,700      97,700                                          97,700
BELL ATLANTIC CORP           077853109       286,266         4,650       4,650                                           4,650
BELLSOUTH CORP               079860102     1,232,292        26,324      26,324                                          26,324
BP AMOCO LP ADR              055622104       452,792         7,634       7,634                                           7,634
BRISTOL MYERS SQUIBB         110122108       991,697        15,450      15,450                                          15,450
BUDGET GROUP INC             119003101     3,374,875       372,400     372,400                                         372,400
BUTLER INTL INC NEW          123649105     3,950,100       359,100     359,100                                         359,100
CALIFORNIA WTR SVC GR        130788102       351,625        11,600      11,600                                          11,600
CAPITAL ONE FINANCIAL        14040H105     1,754,025        36,400      36,400                                          36,400
CHASE MANHATTAN CORP         16161A108       849,901        10,940      10,940                                          10,940
CHEVRON CORP                 166751107       956,686        11,044      11,044                                          11,044
CHIEF CONSOLIDATED MI        168628105        69,875        26,000      26,000                                          26,000
CHUBB CORP                   171232101     1,267,031        22,500      22,500                                          22,500
CHURCHILL DOWNS INC          171484108       473,812        21,000      21,000                                          21,000
CINERGY CORP                 172474108       456,009        19,050      19,050                                          19,050
CIRCUIT CITY STORES I        172737108     2,636,156        58,500      58,500                                          58,500
CISCO SYSTEMS INC            17275R102       208,894         1,950       1,950                                           1,950
CITIGROUP INC                172967101       731,233        13,131      13,131                                          13,131
CMGI INC COM                 125750109     1,384,375        10,000      10,000                                          10,000
COCA COLA CO                 191216100       554,307         9,516       9,516                                           9,516
COMDISCO INC                 200336105       521,500        14,000      14,000                                          14,000
COMPAQ COMPUTER CORP         204493100     2,991,056       110,524     110,524                                         110,524
COMPASS BANCSHARES IN        20449H109       979,519        43,900      43,900                                          43,900
DELTA AIR LINES INC          247361108       298,875         6,000       6,000                                           6,000
DIME BANCORP INC             25429Q102     1,843,738       121,900     121,900                                         121,900
DISNEY, WALT CO              254687106       356,850        12,200      12,200                                          12,200
DPL INC                      233293109       198,228        11,450      11,450                                          11,450
EDAP TMS SA ADR              268311107        13,750        10,000      10,000                                          10,000
ENTREMED INC                 29382F103       535,562        20,900      20,900                                          20,900
EQUITY INNS INC              294703103       141,750        21,000      21,000                                          21,000
EXXON CORPORATION            30231G102     3,628,857        45,044      45,044                                          45,044
FELCOR LODGING TR INC        31430F101       799,750        45,700      45,700                                          45,700
FIFTH THIRD BANCORP          316773100       339,579         4,628       4,628                                           4,628
FIRST UNION CORP             337358105       497,850        15,115      15,115                                          15,115
FIRSTAR CORP                 33763V109     1,117,006        52,876      52,876                                          52,876
FLUOR CORP                   343861100       298,187         6,500       6,500                                           6,500
FORD MOTOR COMPANY           345370100       433,164         8,125       8,125                                           8,125
FOREST LABORATORIES I        345838106       491,500         8,000       8,000                                           8,000
FORTUNE BRANDS INC           349631101     1,759,851        53,228      53,228                                          53,228
GENERAL ELECTRIC CO          369604103     3,208,587        20,734      20,734                                          20,734
GENERAL MOTORS CORP          370442105       417,953         5,750       5,750                                           5,750
GENZYME CORP COM-GEN         372917104     1,491,750        33,150      33,150                                          33,150
GOLDEN ST VINTNERS IN        38121K208       435,750        83,000      83,000                                          83,000
GREY ADVERTISING INC         397838103     1,000,000         2,500       2,500                                           2,500
GTE CORP                     362320103       285,708         4,049       4,049                                           4,049
HARTFORD FINL SVCS GR        416515104       214,230         4,522       4,522                                           4,522
HEWLETT PACKARD CO           428236103       542,360         4,768       4,768                                           4,768
HSBC BANK PLC                44328M609       387,500        15,500      15,500                                          15,500
IMMUCOR INC                  452526106       131,875        10,000      10,000                                          10,000
INTEL CORP                   458140100       403,331         4,900       4,900                                           4,900
INTERNATIONAL BUSINES        459200101     4,131,612        38,300      38,300                                          38,300
INTERWEST BANCORP INC        460931108     1,359,050        70,600      70,600                                          70,600
INVESTMENT TECHNOLOGY        46145F105       770,500        26,800      26,800                                          26,800
JEFFERIES GROUP INC          472319102       715,000        32,500      32,500                                          32,500
JEFFERSON SMURFIT GRO        47508W107       377,000        13,000      13,000                                          13,000
JOHNSON & JOHNSON            478160104       391,650         4,200       4,200                                           4,200
KANSAS CITY LIFE INS         484836101       341,213        10,110      10,110                                          10,110
KANSAS CITY SOUTHERN         485170104       223,875         3,000       3,000                                           3,000
KERR MCGEE CORP CVT 7        492386AL1     1,359,660     1,462,000   1,462,000                                       1,462,000
KROGER CO                    501044101       887,427        47,016      47,016                                          47,016
LEGG MASON INC               524901105       217,500         6,000       6,000                                           6,000
LG & E ENERGY CORP           501917108       589,510        33,807      33,807                                          33,807
LILLY, ELI AND COMPAN        532457108       593,978         8,932       8,932                                           8,932
LIMITED INC                  532716107       264,206         6,100       6,100                                           6,100
LUCENT TECHNOLOGIES I        549463107     2,452,500        32,700      32,700                                          32,700
MANPOWER INC                 56418H100       247,949         6,590       6,590                                           6,590
MARRIOTT INTERNATIONA        571903202       328,250        10,400      10,400                                          10,400
MARSH & MCLENNAN COS         571748102       827,697         8,650       8,650                                           8,650
MCI WORLDCOM INC             55268B106       285,184         5,374       5,374                                           5,374
MECH FINANCIAL INC           583492103     8,741,893       252,930     252,930                                         252,930
MEDFORD BANCORP INC          584131106     2,004,975       120,600     120,600                                         120,600
MELLON FINANCIAL CORP        58551A108       231,625         6,800       6,800                                           6,800
MID AMERICA BANCORP          595915109       263,611         9,250       9,250                                           9,250
MONDAVI ROBERT CORP          609200100       625,500        18,000      18,000                                          18,000
MOTOROLA INC                 620076109       427,025         2,900       2,900                                           2,900
NATIONAL CITY CORP           635405103     1,582,230        66,796      66,796                                          66,796
NEWBRIDGE NETWORKS CO        650901101       992,750        44,000      44,000                                          44,000
NEWELL RUBBERMAID INC        651229106       204,102         7,038       7,038                                           7,038
NORTH FORK BANCORP IN        659424105     3,480,612       200,323     200,323                                         200,323
NORTHWEST AIRLINES CO        667280101     1,203,725        54,100      54,100                                          54,100
ONLINE RES & COMMUNIC        68273G101     1,639,225        98,600      98,600                                          98,600
PAYCHEX INC                  704326107     1,551,640        38,791      38,791                                          38,791
PEOPLESOFT INC COM           712713106       358,689        16,830      16,830                                          16,830
PFIZER INC                   717081103     1,323,450        40,800      40,800                                          40,800
PHILIP MORRIS COS INC        718154107       525,550        22,850      22,850                                          22,850
PHILLIPS PETROLEUM CO        718507106       338,400         7,200       7,200                                           7,200
PNC FINANCIAL CORP           693475105     2,025,640        45,520      45,520                                          45,520
PROCTER & GAMBLE COMP        742718109     2,783,983        25,410      25,410                                          25,410
PROVIDENT FINANCIAL G        743866105       235,878         6,575       6,575                                           6,575
PROVIDIAN FINANCIAL C        74406A102     1,658,157        18,209      18,209                                          18,209
PULASKI FINANCIAL COR        745548107       810,000        80,000      80,000                                          80,000
QUALCOMM INC                 747525103    10,412,510        59,120      59,120                                          59,120
READ-RITE CORP COM           755246105        95,000        20,000      20,000                                          20,000
REGIS CORP                   758932107     6,253,099       331,290     331,290                                         331,290
RFS HOTEL INVESTORS I        74955J108     2,580,150       247,200     247,200                                         247,200
RGS ENERGY GROUP             74956K104       228,244        11,100      11,100                                          11,100
SAFEGUARD SCIENTIFICS        786449108     3,243,700        19,900      19,900                                          19,900
SAFETY-KLEEN CORP NEW        78648R203       543,000        48,000      48,000                                          48,000
SAKS INC                     79377W108     2,100,938       135,000     135,000                                         135,000
SBC COMMUNICATIONS IN        78387G103       394,777         8,098       8,098                                           8,098
SCHERING PLOUGH CORP         806605101       504,262        11,900      11,900                                          11,900
SOUTHERN CO                  842587107       202,100         8,600       8,600                                           8,600
SOUTHWEST AIRLINES CO        844741108       193,500        12,000      12,000                                          12,000
SOUTHWEST GAS CORP           844895102       361,100        15,700      15,700                                          15,700
STRIDE RITE CORP             863314100        97,500        15,000      15,000                                          15,000
SUNRISE ASSISTED LIVI        86768K106     2,241,250       163,000     163,000                                         163,000
SYSCO CORP                   871829107       506,400        12,800      12,800                                          12,800
TBC CORP                     872180104        68,750        11,000      11,000                                          11,000
TELEFONICA S A               879382208       401,156         5,090       5,090                                           5,090
TEXAS INSTRUMENTS INC        882508104       386,500         4,000       4,000                                           4,000
TEXAS REGL BANCSHARES        882673106     2,494,000        86,000      86,000                                          86,000
T-NETIX INC                  872597109       175,053        40,300      40,300                                          40,300
TOPS APPLIANCE CONV 6        890910AB8       118,500       395,000     395,000                                         395,000
TRICO BANCSHARES             896095106     1,251,250        65,000      65,000                                          65,000
TRICON GLOBAL RESTAUR        895953107       618,000        16,000      16,000                                          16,000
UAL CORP                     902549500     2,598,344        33,500      33,500                                          33,500
UNION PLANTERS CORP          908068109       291,837         7,400       7,400                                           7,400
UNISYS CORP                  909214108       444,219        13,909      13,909                                          13,909
UROMED CORP CVT 6.00%        917274AA0        77,700       222,000     222,000                                         222,000
UST CORP                     902900109     1,473,803        46,419      46,419                                          46,419
WARNER LAMBERT CO            934488107       884,925        10,800      10,800                                          10,800
WAVE SYSTEMS CORP            943526103       352,156        29,500      29,500                                          29,500
WEBSTER FINANCIAL COR        947890109       904,800        38,400      38,400                                          38,400
WELLS FARGO & CO             949746101       287,106         7,100       7,100                                           7,100
WPP GROUP PLC                929309300     2,610,125        31,400      31,400                                          31,400
                                         --------------------------------------                                   ------------

Total                                    162,225,041     7,475,003   7,475,003                                       7,475,003
                                         ======================================                                   ============

